AST TEMPLETON GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 54.1%
Sovereign Bonds — 37.1%
Argentina — 1.6%
Argentina Treasury Bond Boncer,
Bonds
1.100%	04/17/21	ARS	31,073	$240,745
1.200%	03/18/22	ARS	194,151	1,494,591
1.400%	03/25/23	ARS	116,896	862,633
1.500%	03/25/24	ARS	116,896	813,728
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	518,873
16.000%	10/17/23	ARS	97,317	377,962
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	508,413
Bonos del Tesoro Nacional en Pesos Badlar,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
31.641%(c)	04/03/22	ARS	5,730	38,456
				4,855,401
Brazil — 0.6%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/21	BRL	9,133	1,657,336
Colombia — 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	9,771
7.750%	04/14/21	COP	245,000	65,465
9.850%	06/28/27	COP	59,000	19,625
Colombian TES,
Bonds, Series B
6.000%	04/28/28	COP	2,968,800	819,029
7.000%	05/04/22	COP	1,765,900	493,545
7.500%	08/26/26	COP	4,120,500	1,240,292
10.000%	07/24/24	COP	4,494,000	1,442,489
				4,090,216
Ghana — 1.6%
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHS	220	37,923
16.500%	02/06/23	GHS	2,220	364,488
17.600%	11/28/22	GHS	100	16,988
18.250%	07/25/22	GHS	23,550	4,055,016
19.750%	03/15/32	GHS	265	43,007
24.750%	03/01/21	GHS	100	17,809
24.750%	07/19/21	GHS	130	23,646
Unsec’d. Notes
16.250%	05/17/21	GHS	820	141,032
				4,699,909
Indonesia — 5.2%
Indonesia Treasury Bond,
Bonds, Series 034
12.800%	06/15/21	IDR	8,277,000	592,100
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
Indonesia (cont’d.)
Bonds, Series 043
10.250%	07/15/22	IDR	14,584,000	$1,074,582
Bonds, Series 061
7.000%	05/15/22	IDR	121,498,000	8,491,796
Bonds, Series 063
5.625%	05/15/23	IDR	46,670,000	3,185,417
Bonds, Series 070
8.375%	03/15/24	IDR	24,931,000	1,822,615
Sr. Unsec’d. Notes, Series 035
12.900%	06/15/22	IDR	909,000	69,550
				15,236,060
Mexico — 10.0%
Mexican Bonos,
Bonds, Series M
6.500%	06/10/21	MXN	112,510	5,161,906
6.500%	06/09/22	MXN	155,538	7,271,538
Bonds, Series M20
10.000%	12/05/24	MXN	19,580	1,052,536
Sr. Unsec’d. Notes, Series M
6.750%	03/09/23	MXN	58,957	2,802,280
7.250%	12/09/21	MXN	174,080	8,134,894
8.000%	12/07/23	MXN	53,738	2,664,732
Mexican Udibonos,
Bonds, TIPS, Series S
2.500%	12/10/20	MXN	52,153	2,373,852
				29,461,738
Norway — 4.3%
Norway Government Bond,
Bonds, Series 474, 144A
3.750%	05/25/21	NOK	39,073	4,290,286
Bonds, Series 475, 144A
2.000%	05/24/23	NOK	25,799	2,899,346
Bonds, Series 476, 144A
3.000%	03/14/24	NOK	30,833	3,621,029
Bonds, Series 477, 144A
1.750%	03/13/25	NOK	10,392	1,185,901
Bonds, Series 478, 144A
1.500%	02/19/26	NOK	6,156	700,974
				12,697,536
South Korea — 12.4%
Korea Treasury Bond,
Bonds, Series 2309
2.250%	09/10/23	KRW	779,000	692,225
Bonds, Series 2403
1.875%	03/10/24	KRW	1,442,000	1,271,494
Bonds, Series 2409
1.375%	09/10/24	KRW	3,768,780	3,268,897
3.000%	09/10/24	KRW	960,000	883,445
Bonds, Series 2806
2.625%	06/10/28	KRW	21,640,000	20,264,236
A1

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
South Korea (cont’d.)
Bonds, Series 2912
1.375%	12/10/29	KRW	12,138,400	$10,337,983
				36,718,280

Total Sovereign Bonds (cost $137,178,086)				109,416,476
U.S. Treasury Obligations — 17.0%
U.S. Treasury Notes
0.500%	03/31/25(a)		16,080	16,263,412
1.500%	11/30/24		1,890	1,989,668
1.625%	02/15/26(a)		2,920	3,123,031
1.625%	10/31/26		2,920	3,138,087
2.000%	02/15/25		1,850	1,991,496
2.125%	05/31/21		7,550	7,649,979
2.125%	05/15/25(a)		2,210	2,399,577
2.125%	05/31/26		1,335	1,468,187
2.625%	12/31/25		5,407	6,059,642
2.875%	05/31/25		5,500	6,166,875

Total U.S. Treasury Obligations (cost $49,110,780)				50,249,954

Total Long-Term Investments (cost $186,288,866)				159,666,430

Shares
Short-Term Investments — 50.0%
Affiliated Mutual Fund — 8.5%
PGIM Institutional Money Market Fund (cost $25,032,831; includes $25,027,979 of cash collateral for securities on loan)(b)(w)	25,036,835	25,031,828

		Principal Amount (000)#
Foreign Treasury Obligations(n) — 21.7%
Argentina — 0.1%
Letras de la Nacion Argentina Con Ajuste por CER
1.750%	12/04/20	ARS	40,197	314,081
Brazil — 3.8%
Brazil Letras do Tesouro Nacional
2.632%	10/01/21	BRL	25,200	4,363,826
3.595%	10/01/20	BRL	38,370	6,831,836
				11,195,662
Japan — 17.3%
Japan Treasury Bills
(0.187)%	11/10/20	JPY	282,000	2,674,220
(0.187)%	01/12/21	JPY	218,500	2,072,822
(0.170)%	03/25/21	JPY	80,600	764,817
(0.167)%	03/10/21	JPY	721,500	6,845,918
(0.135)%	02/10/21	JPY	289,650	2,748,019
(0.129)%	12/14/20	JPY	1,622,250	15,386,626
(0.125)%	02/25/21	JPY	807,200	7,658,625
InterestRate	MaturityDate	Principal Amount (000)#		Value
Foreign Treasury Obligations(n) (continued)
Japan (cont’d.)
(0.112)%	10/05/20	JPY	1,290,000	$12,232,328
(0.100)%	11/09/20	JPY	71,400	677,094
				51,060,469
Mexico — 0.5%
Mexico Cetes
0.898%	03/25/21	MXN	125	55,354
4.510%	12/17/20	MXN	33	14,945
4.650%	11/05/20	MXN	1,329	598,593
4.749%	02/25/21	MXN	1,897	842,931
5.070%	12/03/20	MXN	77	34,606
5.070%	01/28/21	MXN	77	34,374
5.510%	10/22/20	MXN	56	25,267
				1,606,070

Total Foreign Treasury Obligations (cost $64,903,290)				64,176,282
U.S. Government Agency Obligation(n) — 13.1%
Federal Home Loan Bank
0.095%	10/01/20		38,830	38,829,897
(cost $38,830,000)
U.S. Treasury Obligations(n) — 6.7%
U.S. Cash Management Bill
0.085%	12/08/20		14,040	14,036,154
U.S. Treasury Bills
0.140%	10/13/20(a)		5,600	5,599,872

Total U.S. Treasury Obligations (cost $19,637,485)				19,636,026

Total Short-Term Investments (cost $148,403,606)				147,674,033

TOTAL INVESTMENTS—104.1% (cost $334,692,472)				307,340,463

Liabilities in excess of other assets(z) — (4.1)%				(11,978,120)

Net Assets — 100.0%				$295,362,343

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GHS	Ghana Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

A2

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
OTC	Over-the-counter
TIPS	Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,505,837; cash collateral of $25,027,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	18,701	$3,308,518	$3,329,843	$21,325	$—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	3,300	591,726	587,575	—	(4,151)
Euro,
Expiring 10/13/20	HSBC Bank PLC	EUR	310	366,180	363,557	—	(2,623)
Japanese Yen,
Expiring 10/30/20	Citibank, N.A.	JPY	185,113	1,730,558	1,755,802	25,244	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	JPY	996,000	9,339,923	9,447,108	107,185	—
Expiring 11/16/20	Citibank, N.A.	JPY	76,504	714,133	725,776	11,643	—
Expiring 12/24/20	BNP Paribas S.A.	JPY	180,748	1,695,926	1,716,025	20,099	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	JPY	83,437	786,152	792,882	6,730	—
Expiring 03/24/21	BNP Paribas S.A.	JPY	180,748	1,726,385	1,718,170	—	(8,215)
South Korean Won,
Expiring 10/08/20	HSBC Bank PLC	KRW	9,867,400	8,437,281	8,462,601	25,320	—
				$28,696,782	$28,899,339	217,546	(14,989)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	14,373	$2,676,593	$2,559,069	$117,524	$—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	7,629	1,462,736	1,358,350	104,386	—
Expiring 11/04/20	Citibank, N.A.	BRL	14,030	2,556,627	2,495,963	60,664	—
Expiring 11/04/20	Citibank, N.A.	BRL	6,328	1,155,419	1,125,763	29,656	—
Expiring 11/04/20	HSBC Bank PLC	BRL	4,719	907,430	839,567	67,863	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	BRL	18,701	3,305,945	3,327,014	—	(21,069)
Expiring 12/02/20	Citibank, N.A.	BRL	20,541	3,737,178	3,651,030	86,148	—
Expiring 12/02/20	HSBC Bank PLC	BRL	7,262	1,319,972	1,290,788	29,184	—
Euro,
Expiring 10/13/20	HSBC Bank PLC	EUR	2,191	2,461,630	2,569,023	—	(107,393)
Expiring 10/15/20	Deutsche Bank AG	EUR	4,105	4,630,522	4,814,398	—	(183,876)
Expiring 10/23/20	UBS AG	EUR	509	583,190	596,668	—	(13,478)
Expiring 11/20/20	JPMorgan Chase Bank, N.A.	EUR	889	967,778	1,043,536	—	(75,758)
Expiring 11/27/20	Deutsche Bank AG	EUR	2,424	2,873,551	2,845,929	27,622	—
Expiring 11/30/20	Bank of America, N.A.	EUR	168	198,740	197,220	1,520	—
A3

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	JPY	267,871	$2,527,320	$2,540,769	$—	$(13,449)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	JPY	92,229	867,326	874,797	—	(7,471)
Mexican Peso,
Expiring 10/06/20	HSBC Bank PLC	MXN	183,320	7,429,984	8,284,767	—	(854,783)
Expiring 10/07/20	HSBC Bank PLC	MXN	136,710	6,551,405	6,177,587	373,818	—
Expiring 10/08/20	Citibank, N.A.	MXN	13,615	660,704	615,155	45,549	—
Expiring 10/08/20	Citibank, N.A.	MXN	13,269	519,966	599,523	—	(79,557)
Expiring 10/09/20	Citibank, N.A.	MXN	10,226	495,530	461,978	33,552	—
Expiring 10/13/20	Citibank, N.A.	MXN	22,457	1,086,654	1,014,055	72,599	—
Expiring 10/13/20	Citibank, N.A.	MXN	11,636	562,088	525,429	36,659	—
Expiring 10/15/20	Citibank, N.A.	MXN	50,183	2,435,619	2,265,496	170,123	—
Expiring 10/16/20	Citibank, N.A.	MXN	45,950	2,250,719	2,074,153	176,566	—
Expiring 10/27/20	Citibank, N.A.	MXN	60,353	2,380,094	2,720,748	—	(340,654)
Expiring 10/29/20	Citibank, N.A.	MXN	100,937	3,957,134	4,549,222	—	(592,088)
Expiring 03/11/21	Citibank, N.A.	MXN	45,497	2,020,311	2,019,153	1,158	—
South Korean Won,
Expiring 10/08/20	HSBC Bank PLC	KRW	9,867,400	8,037,960	8,462,601	—	(424,641)
Expiring 11/23/20	Citibank, N.A.	KRW	1,296,000	1,056,579	1,111,524	—	(54,945)
Expiring 11/27/20	Deutsche Bank AG	KRW	4,857,000	3,934,068	4,165,677	—	(231,609)
Expiring 01/08/21	HSBC Bank PLC	KRW	9,867,400	8,436,559	8,464,338	—	(27,779)
Expiring 01/19/21	Standard Chartered Bank	KRW	23,735,287	19,787,650	20,361,010	—	(573,360)
Expiring 03/09/21	Goldman Sachs Bank USA	KRW	2,198,000	1,852,898	1,885,808	—	(32,910)
Expiring 03/22/21	Citibank, N.A.	KRW	1,245,000	1,054,638	1,068,209	—	(13,571)
				$106,742,517	$108,956,317	1,434,591	(3,648,391)
						$1,652,137	$(3,663,380)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/02/20	Buy	EUR	3,769	JPY	466,576	$—	$(4,934)	JPMorgan Chase Bank, N.A.
10/02/20	Buy	JPY	455,667	EUR	3,769	—	(98,502)	JPMorgan Chase Bank, N.A.
10/13/20	Buy	CHF	1,261	EUR	1,172	—	(4,783)	UBS AG
10/13/20	Buy	JPY	194,907	AUD	2,605	—	(17,547)	HSBC Bank PLC
10/13/20	Buy	JPY	297,879	AUD	3,985	—	(29,602)	JPMorgan Chase Bank, N.A.
10/13/20	Buy	NOK	91,630	EUR	8,569	—	(225,696)	JPMorgan Chase Bank, N.A.
10/14/20	Buy	CHF	990	EUR	921	—	(5,078)	Goldman Sachs Bank USA
10/14/20	Buy	JPY	312,398	AUD	4,022	81,398	—	JPMorgan Chase Bank, N.A.
10/14/20	Buy	JPY	335,663	AUD	4,490	—	(32,877)	JPMorgan Chase Bank, N.A.
10/15/20	Buy	SEK	16,176	EUR	1,556	—	(18,252)	Deutsche Bank AG
10/16/20	Buy	CHF	1,620	EUR	1,517	—	(19,075)	UBS AG
10/16/20	Buy	NOK	31,400	EUR	2,924	—	(63,158)	JPMorgan Chase Bank, N.A.
10/16/20	Buy	SEK	24,264	EUR	2,329	—	(21,652)	Deutsche Bank AG
10/30/20	Buy	JPY	286,572	EUR	2,319	—	(2,385)	Citibank, N.A.
11/09/20	Buy	CHF	1,009	EUR	960	—	(29,579)	UBS AG
11/09/20	Buy	CHF	2,018	EUR	1,841	33,226	—	UBS AG
11/12/20	Buy	CHF	1,320	EUR	1,225	—	(2,521)	Goldman Sachs Bank USA
11/12/20	Buy	CHF	1,980	EUR	1,807	31,959	—	Goldman Sachs Bank USA
11/13/20	Buy	SEK	16,176	EUR	1,571	—	(36,882)	Deutsche Bank AG
11/17/20	Buy	SEK	16,176	EUR	1,573	—	(39,228)	Deutsche Bank AG
11/24/20	Buy	JPY	230,404	AUD	3,045	4,988	—	Citibank, N.A.
11/24/20	Buy	JPY	264,215	AUD	3,605	—	(75,988)	JPMorgan Chase Bank, N.A.
A4

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
11/24/20	Buy	JPY	323,306	EUR	2,737	$—	$(145,453)	HSBC Bank PLC
11/24/20	Buy	JPY	343,506	EUR	2,737	46,096	—	HSBC Bank PLC
12/14/20	Buy	JPY	265,300	AUD	3,430	60,888	—	HSBC Bank PLC
12/14/20	Buy	JPY	312,223	AUD	4,022	81,846	—	JPMorgan Chase Bank, N.A.
12/14/20	Buy	SEK	16,176	EUR	1,558	—	(22,002)	Deutsche Bank AG
12/14/20	Buy	SEK	16,176	EUR	1,571	—	(36,803)	Deutsche Bank AG
12/15/20	Buy	SEK	16,176	EUR	1,555	—	(18,465)	Deutsche Bank AG
12/30/20	Buy	JPY	265,176	EUR	2,153	—	(12,269)	Citibank, N.A.
01/14/21	Buy	CHF	990	EUR	922	—	(5,118)	Goldman Sachs Bank USA
02/10/21	Buy	CHF	2,523	EUR	2,347	—	(9,881)	UBS AG
02/12/21	Buy	CHF	1,320	EUR	1,226	—	(2,472)	Goldman Sachs Bank USA
02/22/21	Buy	JPY	824,012	AUD	10,816	79,757	—	JPMorgan Chase Bank, N.A.
02/24/21	Buy	JPY	343,608	EUR	2,737	44,967	—	HSBC Bank PLC
02/25/21	Buy	JPY	341,357	EUR	2,737	23,443	—	HSBC Bank PLC
02/26/21	Buy	JPY	28,376	AUD	374	1,333	—	Citibank, N.A.
02/26/21	Buy	JPY	291,674	EUR	2,319	43,411	—	Citibank, N.A.
03/10/21	Buy	CHF	1,261	EUR	1,169	346	—	UBS AG
03/10/21	Buy	JPY	693,769	AUD	9,070	94,918	—	Citibank, N.A.
03/11/21	Buy	JPY	200,661	AUD	2,605	40,512	—	HSBC Bank PLC
03/15/21	Buy	CHF	1,320	EUR	1,226	—	(2,001)	Goldman Sachs Bank USA
03/15/21	Buy	SEK	24,264	EUR	2,334	—	(31,480)	Deutsche Bank AG
03/16/21	Buy	JPY	1,503,479	AUD	19,560	274,457	—	HSBC Bank PLC
03/17/21	Buy	JPY	134,384	AUD	1,750	23,338	—	HSBC Bank PLC
03/25/21	Buy	JPY	336,691	EUR	2,737	—	(21,780)	HSBC Bank PLC
03/31/21	Buy	JPY	265,331	EUR	2,153	—	(12,826)	Citibank, N.A.
04/06/21	Buy	JPY	467,279	EUR	3,769	4,552	—	JPMorgan Chase Bank, N.A.
06/30/21	Buy	JPY	265,501	EUR	2,153	—	(12,761)	Citibank, N.A.
						$971,435	$(1,061,050)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5